Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Fund
January 31, 2022
ZSC-NPRT1-0422
1.9881581.104
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.1%
IDT Corp. Class B (a)	790	29,649
Interactive Media & Services - 0.8%
Bumble, Inc.	744	21,955
CarGurus, Inc. Class A (a)	2,198	70,116
ZipRecruiter, Inc. (a)	3,060	66,371
		158,442
Media - 1.8%
Cogeco Communications, Inc.	348	28,565
Integral Ad Science Holding Corp.	1,765	29,546
Nexstar Broadcasting Group, Inc. Class A	831	137,431
TechTarget, Inc. (a)	2,106	174,672
		370,214
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	4,998	62,225
TOTAL COMMUNICATION SERVICES		620,530
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.7%
Adient PLC (a)	1,798	75,462
Gentherm, Inc. (a)	802	70,087
		145,549
Diversified Consumer Services - 0.2%
Duolingo, Inc. (a)	337	33,703
Rover Group, Inc. Class A (a)	2,500	16,325
		50,028
Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc. (a)	3,004	99,763
Churchill Downs, Inc.	1,311	275,703
Dutch Bros, Inc.	546	28,474
Everi Holdings, Inc. (a)	1,204	23,803
Hilton Grand Vacations, Inc. (a)	2,159	105,489
Lindblad Expeditions Holdings (a)	4,828	81,448
NeoGames SA (a)	529	12,521
Planet Fitness, Inc. (a)	552	48,929
		676,130
Household Durables - 1.0%
GoPro, Inc. Class A (a)	3,116	27,608
Helen of Troy Ltd. (a)	88	18,421
Lovesac (a)	1,806	97,253
Sonos, Inc. (a)	1,198	30,214
Traeger, Inc. (a)	3,300	33,627
		207,123
Internet & Direct Marketing Retail - 0.6%
BARK, Inc. (a)	3,922	14,786
BARK, Inc. (b)	3,200	12,064
BARK, Inc. warrants 8/29/25 (a)	658	403
Porch Group, Inc. Class A (a)	7,068	74,567
Revolve Group, Inc. (a)	318	15,684
thredUP, Inc. (a)	1,530	14,183
		131,687
Leisure Products - 0.4%
Callaway Golf Co. (a)	789	18,826
Hayward Holdings, Inc.	3,386	66,670
		85,496
Specialty Retail - 2.5%
American Eagle Outfitters, Inc.	3,019	68,924
Dick's Sporting Goods, Inc.	224	25,850
Fanatics, Inc. Class A (b)(c)	849	57,596
Floor & Decor Holdings, Inc. Class A (a)	300	32,616
Lithia Motors, Inc. Class A (sub. vtg.)	120	35,056
Musti Group OYJ	771	23,043
Rent-A-Center, Inc.	2,941	123,963
Warby Parker, Inc. (a)	513	19,068
Williams-Sonoma, Inc.	865	138,867
		524,983
Textiles, Apparel & Luxury Goods - 2.1%
Algolia, Inc. (b)(c)	131	3,831
Crocs, Inc. (a)	2,276	233,563
Deckers Outdoor Corp. (a)	238	76,215
Kontoor Brands, Inc.	1,322	65,161
Tapestry, Inc.	1,342	50,929
		429,699
TOTAL CONSUMER DISCRETIONARY		2,250,695
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	3,217	197,749
Grocery Outlet Holding Corp. (a)	1,177	29,872
U.S. Foods Holding Corp. (a)	6,118	215,721
		443,342
Food Products - 0.7%
Darling Ingredients, Inc. (a)	680	43,364
Lamb Weston Holdings, Inc.	1,616	103,763
The Real Good Food Co., Inc. Class A	802	4,287
		151,414
Personal Products - 0.1%
The Beauty Health Co. (a)	1,322	18,772
TOTAL CONSUMER STAPLES		613,528
ENERGY - 3.9%
Energy Equipment & Services - 0.7%
TechnipFMC PLC (a)	21,100	136,939
Oil, Gas & Consumable Fuels - 3.2%
Antero Resources Corp. (a)	14,114	275,646
Brigham Minerals, Inc. Class A	7,179	155,354
Enviva, Inc.	1,295	90,624
Genesis Energy LP	5,945	67,119
Northern Oil & Gas, Inc.	951	22,368
PDC Energy, Inc.	400	23,708
Range Resources Corp. (a)	2,190	42,158
		676,977
TOTAL ENERGY		813,916
FINANCIALS - 18.8%
Banks - 8.8%
BOK Financial Corp.	972	99,679
Camden National Corp.	975	48,419
Comerica, Inc.	1,608	149,190
Cullen/Frost Bankers, Inc.	928	130,857
East West Bancorp, Inc.	245	21,153
Eastern Bankshares, Inc.	10,674	227,249
First Foundation, Inc.	5,223	136,581
Glacier Bancorp, Inc.	686	35,624
Independent Bank Group, Inc.	1,916	145,463
Meta Financial Group, Inc.	265	15,757
Metropolitan Bank Holding Corp. (a)	221	22,100
PacWest Bancorp	713	33,105
Pinnacle Financial Partners, Inc.	311	30,077
Signature Bank	106	32,291
Silvergate Capital Corp. (a)	162	17,454
Starling Bank Ltd. Series D (a)(b)(c)	7,034	21,569
Sterling Bancorp	6,550	172,200
Synovus Financial Corp.	2,819	140,273
The Bank of NT Butterfield & Son Ltd.	3,841	140,773
Trico Bancshares	2,315	100,633
Western Alliance Bancorp.	989	98,099
		1,818,546
Capital Markets - 2.0%
AllianceBernstein Holding LP	2,613	122,680
Impax Asset Management Group PLC	1,179	17,442
Lazard Ltd. Class A	2,764	120,621
LPL Financial	320	55,142
Morningstar, Inc.	76	21,843
Perella Weinberg Partners (b)	3,238	35,165
StepStone Group, Inc. Class A	1,091	38,196
		411,089
Consumer Finance - 1.8%
Encore Capital Group, Inc. (a)	3,476	224,202
FirstCash Holdings, Inc.	1,797	125,251
OneMain Holdings, Inc.	385	19,889
		369,342
Diversified Financial Services - 0.4%
ECN Capital Corp.	20,307	85,308
Insurance - 5.6%
American Financial Group, Inc.	374	48,725
Assurant, Inc.	1,798	274,213
Axis Capital Holdings Ltd.	1,751	99,772
BRP Group, Inc. (a)	1,230	37,540
Enstar Group Ltd. (a)	810	214,715
First American Financial Corp.	1,118	83,302
HCI Group, Inc.	158	10,723
Old Republic International Corp.	8,080	207,090
Primerica, Inc.	671	103,562
Reinsurance Group of America, Inc.	750	86,123
		1,165,765
Thrifts & Mortgage Finance - 0.2%
Walker & Dunlop, Inc.	363	48,065
TOTAL FINANCIALS		3,898,115
HEALTH CARE - 15.0%
Biotechnology - 5.7%
4D Molecular Therapeutics, Inc. (a)	624	9,859
ADC Therapeutics SA (a)	304	4,831
Agios Pharmaceuticals, Inc. (a)	1,592	49,177
Allovir, Inc. (a)	1,209	9,865
ALX Oncology Holdings, Inc. (a)	2,258	36,128
Annexon, Inc. (a)	129	968
Argenx SE ADR (a)	170	45,774
Ascendis Pharma A/S sponsored ADR (a)	260	31,626
Aurinia Pharmaceuticals, Inc. (a)	1,805	30,071
Avid Bioservices, Inc. (a)	1,333	25,154
Bicycle Therapeutics PLC ADR (a)	327	15,967
BioCryst Pharmaceuticals, Inc. (a)	1,132	17,489
Biohaven Pharmaceutical Holding Co. Ltd. (a)	224	29,763
Celldex Therapeutics, Inc. (a)	1,058	32,809
Century Therapeutics, Inc.	713	9,290
Cyteir Therapeutics, Inc.	1,309	7,959
Cytokinetics, Inc. (a)	1,194	39,629
Erasca, Inc.	2,998	35,526
Exelixis, Inc. (a)	2,379	43,060
Forma Therapeutics Holdings, Inc. (a)	908	10,751
Global Blood Therapeutics, Inc. (a)	1,719	49,593
Graphite Bio, Inc.	868	8,107
Halozyme Therapeutics, Inc. (a)	678	23,466
Imago BioSciences, Inc.	1,573	31,806
Immunocore Holdings PLC ADR	612	13,813
ImmunoGen, Inc. (a)	2,432	13,741
Instil Bio, Inc. (d)	1,419	16,475
Instil Bio, Inc. (a)	2,669	30,987
Janux Therapeutics, Inc.	830	12,641
Keros Therapeutics, Inc. (a)	691	32,042
Kura Oncology, Inc. (a)	1,356	19,106
Kymera Therapeutics, Inc. (a)	561	23,562
Monte Rosa Therapeutics, Inc.	573	7,254
Morphic Holding, Inc. (a)	582	24,694
Nuvalent, Inc. (d)	643	8,674
Prelude Therapeutics, Inc. (a)	1,362	13,525
ProQR Therapeutics BV (a)	5,946	32,406
Protagonist Therapeutics, Inc. (a)	1,398	40,947
PTC Therapeutics, Inc. (a)	683	27,470
Relay Therapeutics, Inc. (a)	1,906	42,180
Repare Therapeutics, Inc. (a)	945	14,581
Revolution Medicines, Inc. (a)	888	19,110
Tango Therapeutics, Inc. (a)	1,200	10,236
Tenaya Therapeutics, Inc. (a)	1,524	18,166
TG Therapeutics, Inc. (a)	2,657	30,741
Tyra Biosciences, Inc.	1,322	17,331
United Therapeutics Corp. (a)	260	52,486
Vaxcyte, Inc. (a)	705	13,423
Vericel Corp. (a)	548	19,498
Verve Therapeutics, Inc.	806	23,229
Xenon Pharmaceuticals, Inc. (a)	494	13,397
		1,190,383
Health Care Equipment & Supplies - 2.9%
Envista Holdings Corp. (a)	3,075	132,963
Figs, Inc. Class A (a)	7,720	173,546
Globus Medical, Inc. (a)	601	40,105
Insulet Corp. (a)	395	97,960
Integer Holdings Corp. (a)	588	46,105
LivaNova PLC (a)	489	36,729
Minerva Surgical, Inc.	1,533	7,159
NeuroPace, Inc. (a)	2,135	17,208
TransMedics Group, Inc. (a)	674	10,696
ViewRay, Inc. (a)	6,300	27,405
		589,876
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (a)	1,149	60,495
Accolade, Inc. (a)	315	6,017
agilon health, Inc. (a)	2,358	39,096
Guardant Health, Inc. (a)	133	9,250
LifeStance Health Group, Inc.	1,521	11,605
Molina Healthcare, Inc. (a)	235	68,263
Option Care Health, Inc. (a)	2,585	60,411
Owens & Minor, Inc.	3,205	134,898
Premier, Inc.	2,672	102,124
R1 RCM, Inc. (a)	3,916	93,122
Surgery Partners, Inc. (a)	1,475	62,938
The Joint Corp. (a)	331	17,887
		666,106
Health Care Technology - 1.1%
Certara, Inc. (a)	880	23,522
Definitive Healthcare Corp.	571	12,493
Doximity, Inc.	488	22,238
Evolent Health, Inc. (a)	1,592	37,746
Health Catalyst, Inc. (a)	856	25,552
Inspire Medical Systems, Inc. (a)	297	65,723
OptimizeRx Corp. (a)	347	15,591
Phreesia, Inc. (a)	636	19,837
Schrodinger, Inc. (a)	434	12,304
		235,006
Life Sciences Tools & Services - 0.8%
Absci Corp.	1,583	10,654
Absci Corp. (d)	778	5,236
Nanostring Technologies, Inc. (a)	653	22,672
Olink Holding AB ADR (a)	1,638	26,503
Pacific Biosciences of California, Inc. (a)	321	3,589
Syneos Health, Inc. (a)	1,063	96,265
		164,919
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (a)	529	37,818
Edgewise Therapeutics, Inc. (a)	1,542	20,971
Ikena Oncology, Inc. (d)	1,416	13,778
Jazz Pharmaceuticals PLC (a)	495	68,760
NGM Biopharmaceuticals, Inc. (a)	507	8,016
Pharvaris BV	1,339	23,017
Prestige Brands Holdings, Inc. (a)	1,748	98,675
		271,035
TOTAL HEALTH CARE		3,117,325
INDUSTRIALS - 16.6%
Aerospace & Defense - 0.8%
BWX Technologies, Inc.	733	32,626
Curtiss-Wright Corp.	989	131,329
		163,955
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	890	23,897
Hub Group, Inc. Class A (a)	669	50,657
		74,554
Building Products - 2.0%
Builders FirstSource, Inc. (a)	3,107	211,245
Jeld-Wen Holding, Inc. (a)	3,633	85,739
Simpson Manufacturing Co. Ltd.	274	30,904
The AZEK Co., Inc. (a)	1,036	34,219
UFP Industries, Inc.	776	61,971
		424,078
Commercial Services & Supplies - 0.6%
Driven Brands Holdings, Inc.	1,580	44,635
HNI Corp.	865	36,278
KAR Auction Services, Inc. (a)	3,476	49,429
		130,342
Construction & Engineering - 1.2%
Arcosa, Inc.	1,525	71,157
NV5 Global, Inc. (a)	203	21,232
Willscot Mobile Mini Holdings (a)	4,095	151,679
		244,068
Electrical Equipment - 1.6%
Acuity Brands, Inc.	346	66,269
Atkore, Inc. (a)	796	85,793
nVent Electric PLC	1,525	52,750
Regal Rexnord Corp.	522	82,727
Sensata Technologies, Inc. PLC (a)	908	52,083
		339,622
Machinery - 3.2%
Crane Co.	2,413	249,770
EnPro Industries, Inc.	942	98,929
ITT, Inc.	2,201	202,316
Kornit Digital Ltd. (a)	157	16,494
Luxfer Holdings PLC sponsored	3,676	62,786
Mueller Industries, Inc.	500	25,830
		656,125
Professional Services - 4.5%
Alight, Inc. Class A (a)	6,149	59,399
ASGN, Inc. (a)	1,628	187,008
CACI International, Inc. Class A (a)	1,346	333,077
First Advantage Corp.	702	11,878
KBR, Inc.	5,709	247,771
Korn Ferry	465	30,867
Sterling Check Corp.	447	8,944
TriNet Group, Inc. (a)	682	58,106
		937,050
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	550	53,889
Beacon Roofing Supply, Inc. (a)	4,364	239,453
Custom Truck One Source, Inc. Class A (a)	4,831	39,711
Univar, Inc. (a)	5,708	151,262
		484,315
TOTAL INDUSTRIALS		3,454,109
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.0%
Lumentum Holdings, Inc. (a)	1,994	202,351
Electronic Equipment & Components - 2.6%
Fabrinet (a)	775	87,699
Insight Enterprises, Inc. (a)	1,397	131,528
TD SYNNEX Corp.	2,090	218,551
TTM Technologies, Inc. (a)	7,193	96,818
		534,596
IT Services - 3.7%
Concentrix Corp.	1,205	242,193
Cyxtera Technologies, Inc. Class A (a)	9,754	116,755
Digital Hearts Holdings Co. Ltd.	1,512	22,780
Digitalocean Holdings, Inc. (a)	571	32,741
Dlocal Ltd.	561	16,785
Flywire Corp. (a)	720	20,297
Genpact Ltd.	3,900	194,025
Perficient, Inc. (a)	381	39,936
Thoughtworks Holding, Inc.	691	14,801
Verra Mobility Corp. (a)	2,628	41,628
Wix.com Ltd. (a)	224	29,427
		771,368
Semiconductors & Semiconductor Equipment - 1.7%
AEHR Test Systems (a)	1,272	16,218
Ambarella, Inc. (a)	204	28,591
Cirrus Logic, Inc. (a)	672	60,104
eMemory Technology, Inc.	268	15,658
MACOM Technology Solutions Holdings, Inc. (a)	548	33,543
Nova Ltd. (a)	468	55,364
SiTime Corp. (a)	599	139,621
		349,099
Software - 4.0%
Alkami Technology, Inc. (a)	1,705	26,155
AvidXchange Holdings, Inc.	1,038	10,754
CCC Intelligent Solutions Holdings, Inc. (b)	500	5,330
CyberArk Software Ltd. (a)	527	72,278
DoubleVerify Holdings, Inc. (a)	2,032	56,205
Dynatrace, Inc. (a)	1,350	74,061
Elastic NV (a)	533	49,702
EngageSmart, Inc.	576	12,591
Fortnox AB	2,563	12,918
GitLab, Inc.	276	17,667
KnowBe4, Inc. (a)	3,112	74,439
Matterport, Inc. (b)	500	4,865
Monday.com Ltd.	111	23,235
Rapid7, Inc. (a)	1,047	100,858
Sprout Social, Inc. (a)	804	55,355
TECSYS, Inc.	1,295	43,552
Telos Corp. (a)	2,543	29,728
Tenable Holdings, Inc. (a)	2,140	109,996
WalkMe Ltd.	1,322	23,042
Yext, Inc. (a)	4,504	36,482
		839,213
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	3,101	97,247
TOTAL INFORMATION TECHNOLOGY		2,793,874
MATERIALS - 5.6%
Chemicals - 3.2%
Axalta Coating Systems Ltd. (a)	1,351	40,003
Element Solutions, Inc.	3,358	75,354
The Chemours Co. LLC	2,183	71,406
Trinseo PLC	1,305	69,870
Tronox Holdings PLC	4,375	99,313
Valvoline, Inc.	7,246	238,683
Westlake Chemical Corp.	627	61,854
		656,483
Construction Materials - 1.0%
Eagle Materials, Inc.	811	118,284
RHI Magnesita NV	897	41,374
Summit Materials, Inc. (a)	1,383	49,179
		208,837
Containers & Packaging - 1.0%
Ardagh Group SA	1,395	28,674
Ardagh Metal Packaging SA (b)	1,915	18,441
Avery Dennison Corp.	238	48,890
O-I Glass, Inc. (a)	8,644	115,052
		211,057
Metals & Mining - 0.4%
Iluka Resources Ltd.	6,565	48,817
Lynas Rare Earths Ltd. (a)	4,706	30,397
		79,214
TOTAL MATERIALS		1,155,591
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Corporate Office Properties Trust (SBI)	741	18,718
Douglas Emmett, Inc.	3,383	105,617
LXP Industrial Trust (REIT)	5,450	81,151
Rexford Industrial Realty, Inc.	381	27,878
Terreno Realty Corp.	363	27,142
		260,506
Real Estate Management & Development - 3.7%
Compass, Inc. (a)	2,727	23,398
Cushman & Wakefield PLC (a)	8,900	186,811
DIC Asset AG	9,827	169,045
Jones Lang LaSalle, Inc. (a)	1,146	287,405
Realogy Holdings Corp. (a)	6,586	108,669
		775,328
TOTAL REAL ESTATE		1,035,834
UTILITIES - 2.1%
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares	3,681	244,124
Independent Power and Renewable Electricity Producers - 0.9%
NextEra Energy Partners LP	2,238	168,342
Sunnova Energy International, Inc. (a)	1,148	22,570
		190,912
TOTAL UTILITIES		435,036
TOTAL COMMON STOCKS (Cost $18,295,526)		20,188,553

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (b)(c)	313	19,342
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (b)(c)	200	5,849
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Bright Peak Therapeutics AG Series B (b)(c)	1,230	3,715
Caris Life Sciences, Inc. Series D (b)(c)	888	5,914
Sonoma Biotherapeutics, Inc.:
Series B (b)(c)	2,715	4,968
Series B1 (b)(c)	1,448	2,650
T-Knife Therapeutics, Inc. Series B (b)(c)	1,257	5,242
Treeline Biosciences Series A (b)(c)	620	3,856
		26,345
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (b)(c)	3,535	3,500
Health Care Technology - 0.0%
Wugen, Inc. Series B (b)(c)	375	2,130
TOTAL HEALTH CARE		31,975
INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (b)(c)	323	23,666
Road & Rail - 0.1%
Convoy, Inc. Series D (a)(b)(c)	1,249	20,606
TOTAL INDUSTRIALS		44,272
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (b)(c)	648	18,701
IT Services - 0.2%
Yanka Industries, Inc.:
Series E (a)(b)(c)	1,071	34,140
Series F (b)(c)	149	4,750
		38,890
Software - 0.1%
Mountain Digital, Inc. Series D (b)(c)	820	18,832
Skyryse, Inc. Series B (b)(c)	300	7,404
		26,236
TOTAL INFORMATION TECHNOLOGY		83,827
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $165,336)		185,265

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% 3/17/22 (f) (Cost $9,999)	10,000	10,000

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (g) (Cost $655,426)	655,295	655,426

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $19,126,287)	21,039,244
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(267,091)
NET ASSETS - 100.0%	20,772,153

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	Mar 2022	101,220	(3,818)	(3,818)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $344,126 or 1.7% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,163 or 0.2% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia SAS Series D	7/23/21	5,849
Algolia, Inc.	10/27/21	3,831
Ardagh Metal Packaging SA	2/22/21	19,150
Astranis Space Technologies Corp. Series C	3/19/21	14,205
BARK, Inc.	12/17/20	32,000
Beta Technologies, Inc. Series A	4/09/21	23,666
Boundless Bio, Inc. Series B	4/23/21	4,772
Bright Peak Therapeutics AG Series B	5/14/21	4,804
Caris Life Sciences, Inc. Series D	5/11/21	7,193
CCC Intelligent Solutions Holdings, Inc.	2/02/21	5,000
Convoy, Inc. Series D	10/30/19	16,911
Fanatics, Inc. Class A	8/13/20 - 3/22/21	15,066
Matterport, Inc.	2/08/21	5,000
Mountain Digital, Inc. Series D	11/05/21	18,832
Perella Weinberg Partners	12/29/20	32,380
Reddit, Inc. Series F	8/11/21	19,342
Skyryse, Inc. Series B	10/21/21	7,404
Sonoma Biotherapeutics, Inc. Series B	7/26/21	5,366
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	4,293
Starling Bank Ltd. Series D	6/18/21	12,576
T-Knife Therapeutics, Inc. Series B	6/30/21	7,251
Treeline Biosciences Series A	7/30/21	4,853
Wugen, Inc. Series B	7/09/21	2,908
Yanka Industries, Inc. Series E	5/15/20	12,937
Yanka Industries, Inc. Series F	4/08/21	4,750

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	202,732	9,851,484	9,398,790	71	-	-	655,426	0.0%
Total	202,732	9,851,484	9,398,790	71	-	-	655,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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